6. Equipment Notes Payable: Property, Plant, and Equipment, Additional Disclosures (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Property, Plant, and Equipment, Additional Disclosures
Equipment Notes Due
6/30/2013	231,081
6/30/2014	83,624
6/30/2015	0
Total equipment notes due	314,705